Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)

As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.6%)
U.S. Government Securities (85.3%)
	United States Treasury Note/Bond	1.625%	10/15/20	3,200	3,202
	United States Treasury Note/Bond	1.375%	10/31/20	75,000	74,825
	United States Treasury Note/Bond	2.875%	10/31/20	46,000	46,568
	United States Treasury Note/Bond	1.875%	12/15/20	11,150	11,183
	United States Treasury Note/Bond	2.375%	12/31/20	100,000	100,875
	United States Treasury Note/Bond	2.500%	12/31/20	94,000	94,969
	United States Treasury Note/Bond	1.375%	1/31/21	110,000	109,725
1	United States Treasury Note/Bond	2.125%	1/31/21	59,000	59,396
	United States Treasury Note/Bond	2.500%	1/31/21	80,000	80,900
	United States Treasury Note/Bond	2.250%	2/15/21	61,000	61,515
	United States Treasury Note/Bond	3.625%	2/15/21	82,000	84,127
	United States Treasury Note/Bond	2.375%	3/15/21	272,000	274,889
	United States Treasury Note/Bond	2.250%	3/31/21	87,000	87,788
	United States Treasury Note/Bond	1.375%	4/30/21	110,000	109,657
	United States Treasury Note/Bond	2.625%	5/15/21	321,000	326,065
	United States Treasury Note/Bond	1.375%	5/31/21	265,000	264,131
	United States Treasury Note/Bond	2.000%	5/31/21	300,000	301,968
	United States Treasury Note/Bond	2.125%	5/31/21	228,000	229,924
	United States Treasury Note/Bond	1.125%	6/30/21	150,000	148,875
	United States Treasury Note/Bond	1.625%	6/30/21	43,000	43,034
	United States Treasury Note/Bond	2.625%	7/15/21	250,000	254,375
	United States Treasury Note/Bond	2.750%	8/15/21	252,000	257,196
	United States Treasury Note/Bond	2.000%	8/31/21	240,000	241,874
	United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,679
	United States Treasury Note/Bond	1.250%	10/31/21	180,000	178,904
	United States Treasury Note/Bond	1.875%	11/30/21	225,000	226,582
	United States Treasury Note/Bond	2.500%	1/15/22	50,000	51,031
	United States Treasury Note/Bond	1.875%	1/31/22	290,000	292,129
	United States Treasury Note/Bond	1.750%	2/28/22	27,000	27,131
	United States Treasury Note/Bond	1.875%	2/28/22	140,000	141,072
	United States Treasury Note/Bond	2.250%	4/15/22	70,000	71,214
	United States Treasury Note/Bond	1.750%	4/30/22	35,000	35,191
	United States Treasury Note/Bond	1.875%	4/30/22	50,000	50,422
	United States Treasury Note/Bond	2.125%	5/15/22	163,000	165,394
	United States Treasury Note/Bond	1.750%	6/15/22	21,900	22,037
	United States Treasury Note/Bond	1.750%	7/15/22	92,000	92,546
	United States Treasury Note/Bond	1.875%	7/31/22	120,000	121,144
	United States Treasury Note/Bond	1.875%	8/31/22	85,000	85,850
	United States Treasury Note/Bond	1.625%	11/15/22	80,000	80,275
	United States Treasury Note/Bond	2.000%	11/30/22	287,530	291,665
	United States Treasury Note/Bond	2.125%	12/31/22	70,000	71,313
	United States Treasury Note/Bond	1.750%	1/31/23	153,000	154,100
	United States Treasury Note/Bond	2.000%	2/15/23	150,000	152,274
	United States Treasury Note/Bond	1.500%	2/28/23	75,000	74,954
	United States Treasury Note/Bond	1.500%	3/31/23	100,000	99,953
	United States Treasury Note/Bond	1.625%	4/30/23	200,000	200,718
	United States Treasury Note/Bond	2.750%	4/30/23	295,000	307,260
	United States Treasury Note/Bond	2.750%	5/31/23	145,000	151,162
	United States Treasury Note/Bond	1.375%	6/30/23	32,000	31,835

	United States Treasury Note/Bond	2.750%	7/31/23	8,300	8,668
	United States Treasury Note/Bond	2.500%	8/15/23	60,000	62,147
	United States Treasury Note/Bond	1.375%	9/30/23	45,000	44,754
	United States Treasury Note/Bond	2.875%	9/30/23	65,000	68,331
	United States Treasury Note/Bond	2.875%	10/31/23	22,000	23,148
	United States Treasury Note/Bond	2.625%	12/31/23	165,000	172,296
	United States Treasury Note/Bond	2.250%	1/31/24	58,000	59,722
	United States Treasury Note/Bond	2.500%	1/31/24	122,000	126,860
	United States Treasury Note/Bond	2.000%	4/30/24	81,000	82,633
	United States Treasury Note/Bond	2.000%	5/31/24	50,000	51,071
	United States Treasury Note/Bond	2.000%	6/30/24	70,000	71,455
	United States Treasury Note/Bond	2.125%	7/31/24	100,000	102,688
	United States Treasury Note/Bond	2.375%	8/15/24	190,000	197,332
					7,518,001
Agency Bonds and Notes (1.8%)
2	AID-Tunisia	1.416%	8/5/21	12,800	12,665
	Government Trust Certificate	0.000%	10/1/20	12,119	11,921
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,809
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,579
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	27,490	27,165
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	91,620	90,163
					155,302
Conventional Mortgage-Backed Securities (9.3%)
3,4 Fannie Mae Pool		3.000%	9/1/49	59,224	61,111
3,4 Fannie Mae Pool		3.500%	1/1/45–8/1/49	201,551	206,018
3,4 Fannie Mae Pool		4.000%	12/1/46–11/1/49	1,045,361	39,511
3,4 Fannie Mae Pool		4.500%	7/1/47–7/1/49	97,944	104,828
3,4 Freddie Mac Gold Pool		6.000%	10/1/27–4/1/28	53	60
3	UMBS Pool	3.500%	2/1/49–8/1/49	84,445	87,634
3	UMBS Pool	4.000%	3/1/49–4/1/49	287,972	298,655
3	UMBS Pool	4.500%	8/1/49	24,314	25,933
					823,750
Nonconventional Mortgage-Backed Securities (1.2%)
3,4 Fannie Mae-Aces 2013-104A		3.000%	10/25/33	12,576	13,092
3,4 Fannie Mae-Aces 2017-67D		3.000%	2/25/44	5,647	5,813
3,4 Fannie Mae-Aces 2018-91A		4.000%	12/25/46	16,184	17,035
3,4 FHLMC Multifamily Structured Pass Through
	Certificates 4852D	4.000%	10/15/46	34,085	35,469
3	Ginnie Mae REMICS	3.000%	8/20/44	31,757	32,370
3	Ginnie Mae REMICS	4.000%	10/20/47	2,979	3,116
					106,895
Total U.S. Government and Agency Obligations (Cost $8,528,759)					8,603,948
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
3	Small Business Administration Participation
	Certs 2002-20L	5.100%	12/1/22	481	496
3	Small Business Administration Participation
	Certs 2004-20F	5.520%	6/1/24	761	796
3	Small Business Administration Participation
	Certs 2004-20G	5.190%	7/1/24	331	346
3	Small Business Administration Participation
	Certs 2005-20J	5.090%	10/1/25	871	921
3	Small Business Administration Participation
	Certs 2006-20D	5.640%	4/1/26	1,113	1,194
3	Small Business Administration Participation
	Certs 2006-20L	5.120%	12/1/26	2,117	2,227

3 Small Business Administration Participation
Certs 2007-20D	5.320%	4/1/27	1,334	1,424
3 Small Business Administration Participation
Certs 2007-20G	5.820%	7/1/27	1,139	1,228
3 Small Business Administration Participation
Certs 2007-20I	5.560%	9/1/27	5,247	5,624
3 Small Business Administration Participation
Certs 2009-20I	4.200%	9/1/29	2,329	2,455
3 Small Business Administration Participation
Certs 2009-20J	3.920%	10/1/29	3,724	3,881
3 Small Business Administration Participation
Certs 2009-20K	4.090%	11/1/29	2,020	2,123
3 Small Business Administration Participation
Certs 2018-20C	5.230%	3/1/27	1,603	1,714
3 Small Business Administration Participation
Certs 2018-20E	5.310%	5/1/27	3,210	3,431
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $27,349)				27,860
			Shares
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
5 Vanguard Market Liquidity Fund (Cost
$223,046)	1.984%		2,230,201	223,042
Total Investments (100.4%) (Cost $8,779,154)				8,854,850

			Face	Market
			Amount	Value•
			($000)	($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-
7.5%)
3 UMBS TBA	3.000%	11/1/49	(58,800)	(59,746)
3 UMBS TBA	3.500%	11/1/49–12/1/49	(404,400)	(232,837)
3 UMBS TBA	4.000%	12/1/49	(303,400)	(315,087)
3 UMBS TBA	4.500%	11/1/49	(57,000)	(59,948)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments
(Proceeds $666,669)				(667,618)
Other Assets and Liabilities-Net (7.1%)6				628,427
Net Assets (100%)				8,815,659

1 Securities with a value of $5,377,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes premium received of $453,000.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS— Uniform Mortgage Backed Securities.

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury Note
Futures Contracts	11/22/19	1,100	$107.75	118,525	(241)
Total Options Written(Premiums Received
$453)					(241)

Futures Contracts
					($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2019	5,134	668,944	4,626
5-Year U.S. Treasury Note	January 2020	947	112,885	(564)
				4,062

Short Futures Contracts
2-Year U.S. Treasury Note	January 2020	4,117	(887,632)	(1,687)
Ultra Long U.S. Treasury Bond	December 2019	(527)	(99,998)	(2,525)
Ultra 10-Year U.S. Treasury Note	December 2019	(42)	(5,969)	(72)
				(4,284)
					(222)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-

Short-Term Treasury Fund

adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund

Short-Term Treasury Fund

may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2019, counterparties had deposited in segregated accounts securities with a value of $295,000 and cash of $1,010,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Short-Term Treasury Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,603,948	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	27,860	—
Temporary Cash Investments	223,042	—	—
Conventional Mortgage-Backed Securities-
Liability for Sale Commitments	—	(667,618)	—
Options Written	(241)	—	—
Futures Contracts—Assets[1]	4,764	—	—
Futures Contracts—Liabilities[1]	(3,589)	—	—
Total	223,976	7,964,190	—
1 Represents variation margin on the last day of the reporting period.